Supplementary Financial Statement Information (Details 4) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income basic earnings per share - income available to shareholders	$ 32,365	$ 10,352	$ 22,455
Amount for diluted earnings per share - income available to shareholders	$ 33,376	$ 10,085	$ 23,207
Denominator:
Basic earnings per share - weighted average shares outstanding	14,740	14,437	14,214
Effect of dilutive securities	831	295	1,311
Diluted earnings per share - adjusted weighted average shares outstanding	15,571	14,732	15,525
Basic net earnings per share	$ 2.2	$ 0.72	$ 1.58
Diluted net earnings per share	$ 2.14	$ 0.68	$ 1.49